Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001995704
Registrant Name	Cuprina Holdings (Cayman) LTD
Registration File Number	333-297299
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES